Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Valuation allowance release, deferred tax asset, foreign		$ 109
Valuation allowance release, deferred tax asset, state net operating loss		12
Valuation allowance release, deferred tax asset, foreign tax credit				182
Deferred tax assets, state net operating loss carryforwards		40
Deferred tax assets, foreign net operating loss carryforwards		533
Deferred tax assets, net operating loss carryforwards due to expire		59
Net operating loss carryforwards expiration range		2014 and 2033
Net operating loss carryforwards due to expire in one year		1
Deferred tax assets, net operating loss carryforwards not subject to expiration		514
Deferred tax asset valuation allowance increase (decrease)		(266)
Interest and penalties expense related to uncertain tax positions		4	8	6
Unrecognized tax benefits, income tax penalties and interest accrued	18	45	42
Unrecognized tax benefits that would impact effective tax rate	342	340	374
Significant change in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit	1	15
IRS proposed additional U.S. federal tax owed		696
Unrecognized tax benefits	378	435	469	436	405
Unrecognized tax benefits, period increase (decrease)	(57)
Unrecognized tax benefits, income tax penalties and interest accrued, period increase (decrease)	(27)
State and Local Jurisdiction [Member]
Income Tax Disclosure [Abstract]
Net operating loss carryforwards		806
Net operating loss carryforwards valuation allowance		3
Foreign Tax Authority [Member]
Income Tax Disclosure [Abstract]
Net operating loss carryforwards		2,000
Net operating loss carryforwards valuation allowance		$ 440